Janus Henderson International Dividend Fund Average Annual Total Returns - Class A C S I N T Shares [Member]			12 Months Ended	60 Months Ended	120 Months Ended	161 Months Ended
		Jun. 30, 2026	Dec. 31, 2025	Dec. 31, 2025	Dec. 31, 2025	Dec. 31, 2025
MSCI World ex-USA IndexSM (reflects no deduction for expenses, fees, or taxes, except foreign withholding taxes)[Member]
Prospectus [Line Items]
Average Annual Return, Percent			31.85%	9.46%	8.55%	8.16%
Class A | Return Before Taxes[Member]
Prospectus [Line Items]
Average Annual Return, Percent	[1]		21.51%	9.58%	8.22%	8.27%
Class C | Return Before Taxes[Member]
Prospectus [Line Items]
Average Annual Return, Percent	[2]		27.09%	10.09%	7.96%	7.88%
Class S | Return Before Taxes[Member]
Prospectus [Line Items]
Average Annual Return, Percent			29.00%	11.03%	8.83%	8.67%
Class I | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Percent			26.53%	9.87%	8.05%	7.98%
Class I | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Percent			18.39%	8.69%	7.22%	7.22%
Class I | Return Before Taxes[Member]
Prospectus [Line Items]
Average Annual Return, Percent			29.25%	11.13%	9.02%	8.93%
Performance Inception Date		Aug. 01, 2012
Class N | Return Before Taxes[Member]
Prospectus [Line Items]
Average Annual Return, Percent			29.35%	11.22%	9.07%	8.94%
Class T | Return Before Taxes[Member]
Prospectus [Line Items]
Average Annual Return, Percent			29.01%	10.95%	8.82%	8.74%

[1]	Calculated assuming maximum permitted sales loads.
[2]	The one year return is calculated to include the contingent deferred sales charge.